Risk Assurance Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Summary of Movement of Risk Assurance Liabilities
The movement of risk assurance liabilities during the years ended December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at the beginning of the year	259,952,473	460,829,299	72,314,173
Fair value of risk assurance liabilities upon the inception of new loans	348,921,174	443,831,604	69,646,863
Performed risk assurance liabilities	(150,312,528)	(403,388,438)	(63,300,448)
Net loss on risk assurance liabilities	2,268,180	197,750,449	31,031,361

Balance at the end of the year	460,829,299	699,022,914	109,691,949